Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 267,668	$ 129,410	$ 65,663
Restricted cash		346
Total	267,668	$ 129,756	$ 65,663	$ 139,170
Debt repayments related to Eurobank	$ 30,000